Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 4,414,559	$ 2,649,963
Cost of sales and operating expenses (note 11)	(3,339,510)	(2,355,123)
Depreciation and amortization (note 11)	(363,084)	(357,129)
Egypt insurance recovery	0	9,839
Operating income (loss)	711,965	(52,450)
Earnings of associate (note 6)	97,743	29,577
Finance costs (note 12)	(144,406)	(164,837)
Finance income and other expenses	1,036	278
Income (loss) before income taxes	666,338	(187,432)
Income tax (expense) recovery (note 16):
Current	(115,767)	(25,196)
Deferred	5,340	87,301
Tax (expense) recovery	(110,427)	62,105
Net income (loss)	555,911	(125,327)
Attributable to:
Methanex Corporation shareholders	482,358	(156,678)
Non-controlling interests (note 24)	73,553	31,351
Net income (loss)	$ 555,911	$ (125,327)
Income (loss) per common share for the year attributable to Methanex Corporation shareholders:
Basic net income (loss) per common share (note 13) (in usd per share)	$ 6.34	$ (2.06)
Diluted net income (loss) per common share (note 13) (in usd per share)	$ 6.13	$ (2.06)
Weighted average number of common shares outstanding (in shares)	76,039,118	76,196,395
Diluted weighted average number of common shares outstanding (in shares)	76,243,777	76,196,395